CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2020
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
CHANGES IN ACCOUNTING POLICIES
CHANGES IN ACCOUNTING POLICIES
New and amended standards adopted by the Company

IFRS 16 - Leases
In January 2016, the IASB released IFRS 16 - Leases, which replaced IAS 17 - Leases and related interpretations. The new standard introduces a single lessee accounting model and eliminates the classification of leases as either operating or finance leases. It requires the lessee to recognize a right-of-use asset and a lease liability for substantially all leases. Lessors continue to classify leases as operating leases or finance leases as IFRS 16 substantially carries forward the current lessor accounting requirements.

IFRS 16 was adopted effective April 1, 2019. The Company elected to use the modified retrospective approach. Under this approach, the comparative information was not restated and the cumulative effect of initially applying IFRS 16 was recognized in equity at the date of initial application, on April 1, 2019.

The Company has elected to apply the following transitional practical expedients:

–	Maintain previous assessment of whether a contract is, or contains, a lease at the date of initial application;

–	Use of hindsight when evaluating the lease term if a contract contains options to extend or terminate the lease;

–	Recognize short-term leases and leases of low-value assets as a lease expense on a straight-line basis, consistent with current IAS 17 accounting;

–	Account for leases for which the remaining lease term ends within 12 months of the effective date as short-term leases;

–	Adjust the right-of-use asset by the amount of the previously assessed IAS 37 onerous contract provision as an alternative to an impairment review;

–	Exclude initial direct costs from the measurement of the right-of-use asset at the date of initial application;

–	Measure the right-of-use asset as if IFRS 16 had been applied since the lease commencement date using the incremental borrowing rate at the date of initial application.

Where the Company is a lessee, IFRS 16 resulted in on-balance sheet recognition of most of its leases that were previously considered operating leases under IAS 17 unless they met the short-term or low-value exemption.

For the consolidated statement of financial position, this resulted in the recognition of new right-of-use assets of $226.8 million and new lease liabilities of $265.8 million, presented as part of the long-term debt, discounted using the incremental borrowing rate as at April 1, 2019 (weighted average rate applied was 5.4%). In addition, the Company had existing finance lease assets of $206.0 million under IAS 17 that were reclassified to right-of-use assets.

For the consolidated income statement, depreciation expense on the right-of-use assets and interest expense on the lease liabilities are incurred, replacing the operating lease expense previously recognized under IAS 17 accounting.

For the consolidated statement of cash flows, the principal repayments of the lease liabilities are presented in financing activities, whereas previously operating lease payments under IAS 17 accounting were presented in operating activities.

The cumulative effect of the impacts of adopting IFRS 16 on the consolidated statement of financial position as at April 1, 2019 are presented in the table below:

	March 31	IFRS 16	April 1
(amounts in millions)	2019	Adjustments	2019
Assets
Total current assets	$2,112.9	$(3.3)	$2,109.6
Property, plant and equipment	2,149.3	(206.0)	1,943.3
Right-of-use assets	—	432.8	432.8
Investment in equity accounted investees	312.1	(3.7)	308.4
Other non-current assets	2,591.2	0.3	2,591.5
Total assets	$7,165.5	$220.1	$7,385.6

Liabilities and equity
Current portion of long-term debt	$264.1	$31.8	$295.9
Other current liabilities	1,625.4	(4.3)	1,621.1
Total current liabilities	$1,889.5	$27.5	$1,917.0
Long-term debt	2,064.2	234.0	2,298.2
Other non-current liabilities	801.8	(13.9)	787.9
Total liabilities	$4,755.5	$247.6	$5,003.1
Total equity	$2,410.0	$(27.5)	$2,382.5
Total liabilities and equity	$7,165.5	$220.1	$7,385.6

The difference between the amount of new lease liabilities recognized as at April 1, 2019 and the future aggregate minimum lease payments under non-cancellable operating leases of the Company as at March 31, 2019, which amounted to $274.1 million, is mainly due to the discounting factors applied to the lease payments, the inclusion of optional renewal period reasonably certain to be exercised, and the exclusion of leases payments for short-term lease and low-value lease.

IFRIC 23 - Uncertainty over income tax treatments
In June 2017, the IASB released IFRIC 23 - Uncertainty over Income Tax Treatments, which addresses how to determine the taxable profit (loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12 - Income Taxes. It specifically considers whether tax treatments should be considered independently or collectively and assumptions for taxation authorities’ examinations in regards to taxable profit (loss), tax bases, unused tax losses, unused tax credits or tax rates.

IFRIC 23 was adopted effective April 1, 2019 and resulted in no significant adjustment.

Amendment to IAS 19 - Employee benefits
In February 2018, the IASB released an amendment to IAS 19 - Employee Benefits, which clarifies how to account for plan amendments, curtailments and settlements on defined benefits plans. The amendment requires the use of updated actuarial assumptions to determine current service cost and net interest for the period after a plan amendment, curtailment or settlement.

This amendment to IAS 19 was adopted April 1, 2019 and will apply to any plan amendments, curtailments or settlements occurring subsequent to April 1, 2019.